Nature of Business and Significant Events (Details) $ in Thousands			1 Months Ended					12 Months Ended
	Jul. 10, 2023 MXN ($)	Jul. 07, 2023 MXN ($)	Nov. 18, 2022 MXN ($)	Mar. 28, 2022 MXN ($) shares	Mar. 24, 2022 MXN ($)	Jan. 18, 2022 MXN ($)	Aug. 30, 2021 MXN ($)	Dec. 31, 2023 MXN ($)	Sep. 12, 2023 MXN ($)	Jul. 05, 2023 MXN ($)
Nature of Business and Significant Events [Line Items]
Business segments								2
Notional amount								$ 592,051	$ 950,000	$ 1,500,000
Issuance offering amount		$ 813,974
Amount of credit settled	$ 810,197
Agreement percentage						100.00%
Total cash consideration						$ 5,044,371
Long-term loan					$ 4,498,695
Subscribed paid shares (in Shares) | shares				55,514
Subscribed unpaid shares (in Shares) | shares				37,693
Transaction cost			$ 5,252	$ 16,610
Sustainability bond issuance							$ 1,500,000
Bottom of range [member]
Nature of Business and Significant Events [Line Items]
Notional amount								547,054
Maturity term		4 years
Top of range [member]
Nature of Business and Significant Events [Line Items]
Notional amount								$ 637,049
Maturity term		7 years
JAFRA [Member]
Nature of Business and Significant Events [Line Items]
Loan used for the acquisition	3,248,695
BBVA [Member]
Nature of Business and Significant Events [Line Items]
Loan used for the acquisition	$ 1,500,000